Financial Statements - Statements of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated statements of cash flows
Cash And Cash Equivalents Statements Of Cash Flows at the beginning		€ 44,955	€ 43,466	€ 31,430
Cash on hand at the beginning		7,413	7,192
Cash balances at central banks at the beginning	[1]	37,542	36,275
Bank Overdrafts Classified As Cash Equivalents at the beginning		0	0
Cash And Cash Equivalents Statements Of Cash Flows		45,549	44,955	43,466
Statement Of Cash Flows Changes Abstract
CASH FLOW FROM OPERATING ACTIVITIES		2,055	6,623	23,101
Profit		4,762	4,693	3,328
Adjustments to obtain the cash flow from operating activities		8,526	6,784	18,327
Depreciation and amortization		1,387	1,426	1,272
Other adjustments - Cash Flows		7,139	5,358	17,055
Net increase/decrease in operating assets		(4,894)	(4,428)	(12,954)
Financial assests held for trading		5,662	1,289	4,691
Other financial assets designated at fair value through profit or loss		(783)	(2)	337
Available-for-sale financial assets - Cash Flows		5,032	14,445	3,360
Loans and receivables		(14,503)	(21,075)	(20,498)
Other operating assets		(302)	915	(844)
Net increase/Decrease in operating liabilities		(3,916)	1,273	15,674
Financial liabilities held for trading		(6,057)	361	(2,475)
Other financial liabilities designated at fair value through profit or loss		19	(53)	120
Financial liabilities at amortized cost		2,111	(7)	21,422
Other operating liabilities		11	972	(3,393)
Collection/Payments for income Tax		(2,423)	(1,699)	(1,274)
CASH FLOWS FROM INVESTING ACTIVITIES		2,902	(560)	(4,411)
Investments - INVESTING ACTIVITIES		(2,339)	(3,978)	(6,416)
Investments - Tangible assets		(777)	(1,312)	(2,171)
Investments - Intangible assets		(564)	(645)	(571)
Investments - Investments in joint ventures and associatess, subsidiaries and other Business units		(101)	(76)	(41)
Investments - Subsidiaries and other business units		(897)	(95)	(3,633)
Investments - Non current assets held for sale and associated liabilities		0	0	0
Investments - Held-to-maturity investments		0	(1,850)	0
Investments - Other settlements related to investing activities		0	0	0
Disinvestments - INVESTING ACTIVITIES		5,241	3,418	2,005
Disinvestments - Tangible assets		518	795	224
Disinvestments - Intangible assets		47	20	2
Disinvestments - Investments in joint ventures and associatess, subsidiaries and other Business units		18	322	1
Disinvestments - Subsidiaries and other business units		936	73	9
Disinvestments - Non current assets held for sale and associated liabilities		1,002	900	1,683
Disinvestments - Held-to-maturity investments		2,711	1,215	0
Disinvestments - Other collections related to investing activities		9	93	86
CASH FLOWS FROM FINANCING ACTIVITIES		(98)	(1,113)	127
Investments - FINANCING ACTIVITIES		(5,763)	(4,335)	(5,717)
Dividends		(1,698)	(1,599)	(879)
Subordinated liabilities (Investments)		(2,098)	(502)	(1,419)
Treasury stock amortization		0	0	0
Treasury stock aquisition		(1,674)	(2,004)	(3,273)
Other items relating to financing activities (Investments)		(293)	(230)	(146)
Disinvestments - FINANCING ACTIVITIES		5,665	3,222	5,844
Subordinated liabilities (Disinvestments)		4,038	1,000	2,523
Treasury stock increase		0	0	0
Treasury stock disposal		1,627	2,222	3,321
Other items relating to financing activities (Disinvestments)		0	0	0
EFFECT OF EXCHANGE RATE CHANGES		(4,266)	(3,463)	(6,781)
NET INCREASE/DECEASE IN CASH OR CASH EQUIVALENTS		594	1,489	12,036
Cash on hand at the end		6,416	7,413	7,192
Cash balances at central banks at the end	[1]	39,132	37,542	36,275
Bank Overdrafts Classified As Cash Equivalents at the end		0	0	0
Cash And Cash Equivalents Statements Of Cash Flows at the end		€ 45,549	€ 44,955	€ 43,466

[1]

(*) “Balance of cash equivalent in central banks” includes short term de posits in central b anks in the heading “Loans and r eceivables” in the accompanying consolidated financial statements (see Note 13 )